Share-based payments	12 Months Ended
Sep. 30, 2021
Share-based payments
Share-based payments

18.    Share-based payments

The Group has share option schemes for employees of the Group. Options are exercisable at the price agreed at the time of the issue of the share option. The vesting periods are consistent between employees. Options are typically forfeited if the employee leaves the Group before the options vest. Details of the share options granted during the period are as follows:

	2021		2020		2019
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Share options	Price (£)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	161,250	0.0001	72,700	0.0001	8,700	0.0001
Granted during the period	55,210	0.0001	88,550	0.0001	64,000	0.0001
Forfeited/lapsed during the period	(32,963)	0.0001	—	—	—	—
Exercised during the period	—	—	—	—	—	—
Outstanding at end of period	183,497	0.0001	161,250	0.0001	72,700	0.0001
Exercisable at end of period	17,167		—		—

18.    Share-based payments (continued)

The options outstanding at 30 September 2021 had a weighted average exercise price of £0.0001 ($0.0001) pence, and a weighted average remaining contractual life of 4 years. Share options were issued within Arqit Limited, and therefore the share price and exercise price have been stated in pound sterling due to this being the currency which the instrument relates to. Volatility is based on management’s best estimate given that no historical share price is available. The inputs into the Black-Scholes model are as follows:

	2021	2020	2019
Weighted average share price (£)	3.30	3.30	2.95
Weighted average exercise price (£)	0.0001	0.0001	0.0001
Expected volatility	50%	50%	50%
Expected life	5 years	5 years	5 years
Risk-free rate	0.1%	0.1%	0.1%
Expected dividend yield	0%	0%	0%

	2021	2020	2019
	$	$	$
Share option charge included in administrative expenses	165,570	121,597	11,392
	165,570	121,597	11,392